FINANCIAL RISK MANAGEMENT - Schedule of Effect on Profit Before Tax (Details) - Foreign currency sensitivity $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Change in USD exchange rate
Disclosure of detailed information about financial instruments [line items]
Increase/ (decrease) in %	0.1000	0.1000
Increase / (decrease) of profit before tax	$ (6)	$ 34
Increase / (decrease) of equity	$ 0	$ 28
Change in the EUR exchange rate
Disclosure of detailed information about financial instruments [line items]
Increase/ (decrease) in %	0.1000	0.1000
Increase / (decrease) of profit before tax	$ (1)	$ 11
Increase / (decrease) of equity	$ 0	$ 9
Change in USD exchange rate
Disclosure of detailed information about financial instruments [line items]
Increase/ (decrease) in %	(0.0100)	(0.0100)
Increase / (decrease) of profit before tax	$ 1	$ (3)
Increase / (decrease) of equity	$ 0	$ (3)
Change in the EUR exchange rate
Disclosure of detailed information about financial instruments [line items]
Increase/ (decrease) in %	(0.0100)	(0.0100)
Increase / (decrease) of profit before tax	$ 0	$ (1)
Increase / (decrease) of equity	$ 0	$ (1)